Trade and other receivables	12 Months Ended
Mar. 31, 2019
Trade and other receivables [abstract]
Trade and other receivables
12. Trade and other receivables

	As of March 31,
	2019		2018
Current
Trade and other receivables, gross	Rs.	41,041	Rs.	41,569
Less: Allowance for credit losses		(1,172)		(952)
Trade and other receivables, net	Rs.	39,869	Rs.	40,617

Non-current
Trade and other receivables, gross (1)	Rs.	113	Rs.	169
Less: Allowance for credit losses		-		-
Trade and other receivables, net	Rs.	113	Rs.	169

(1)
Represents amounts receivable pursuant to an out-licensing arrangement with a customer. As these amounts are not expected to be realized within twelve months from the end of the reporting date, they are disclosed as non-current.

During the year ended March 31, 2019, the Company entered into an arrangement with a bank for sale of trade receivables. Under the arrangement, the Company sold to the Bank certain of its trade receivables forming part of its Global Generics segment, on a non-recourse basis. The receivables sold were mutually agreed with the Bank after considering the credit worthiness of the customers and also other contractual terms with the customer including any gross to net adjustments due to rebates, discounts etc. from the contracted amounts, such that the receivables sold are generally lower than the net amount receivables from trade receivables. The Company has transferred substantially all the risks and rewards of ownership of such receivables sold to the Bank and accordingly, the same are derecognized in the Balance Sheet.

As on March 31, 2019, the amount of trade receivables de-recognized pursuant to the aforesaid arrangement was Rs.7,592 (U.S.$110).

In accordance with IFRS 9, the Company has implemented the expected credit loss (“ECL”) model for measurement and recognition of impairment loss on its trade receivables or any contractual right to receive cash or another financial asset that result from transactions that are within the scope of IFRS 15. For this purpose, the Company uses a provision matrix to compute the expected credit loss amount for trade receivables. The provision matrix takes into account external and internal credit risk factors and historical data of credit losses from various customers. Before adoption of IFRS 9, the Company used to maintain an allowance for impairment of doubtful accounts based on the financial condition of the customer, aging of the customer accounts receivable and historical experience of collections from customers.

The details of changes in allowance for credit losses during the years ended March 31, 2019 and 2018, are as follows:

	For the Year Ended March 31,
	2019		2018
Balance at the beginning of the year	Rs.	952	Rs.	861
Adjustment on account of transition to IFRS 9		89		-
Adjusted balance at the beginning of the year	Rs.	1,041	Rs.	861
Provision made during the year, net of reversals		371		146
Trade and other receivables written off & exchange differences		(240)		(55)
Balance at the end of the year	Rs.	1,172	Rs.	952